Segment analysis - Reconciliation of loss to Adjusted EBITDA (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€) segment	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Segment analysis
Number of operating segments | segment		4	4
Number of reportable segments | segment		4	4
Reconciliation of loss to Adjusted EBITDA
Loss from continuing operations			$ (284)		$ (292)			$ (126)
Profit from discontinued operation			1,742		198			189
Income tax charge/(credit)			44		18			(77)
Net finance expense			659		479			638
Depreciation and amortization			652		599			583
Share of post-tax losses in equity accounted joint venture			49
Adjusted EBITDA			1,173		1,115			1,141
Profit/(loss) for the year	$ 1,458	€ 1,327	1,458	€ (83)	(94)	$ (94)	€ 54	63
Discontinued operations
Reconciliation of loss to Adjusted EBITDA
Profit from discontinued operation			1,742		198			189
Income tax charge/(credit)			(19)		(26)			(37)
Net finance expense			4		6			11
Depreciation and amortization			71		115			104
Adjusted EBITDA			326		363			367
Aggregate continuing and discontinued operations
Reconciliation of loss to Adjusted EBITDA
Net finance expense			663		485			649
Adjusted EBITDA			1,499		1,478			1,508
Profit/(loss) for the year			1,458		(94)			63
Exceptional items
Reconciliation of loss to Adjusted EBITDA
Loss from continuing operations			(298)		(284)			(131)
Profit from discontinued operation			1,527		(13)			(12)
Income tax charge/(credit)			3		(49)			(124)
Exceptional operating items			53		311			123
Share of post-tax losses in equity accounted joint venture			39
Profit/(loss) for the year			1,229		(297)			(143)
Exceptional items | Discontinued operations
Reconciliation of loss to Adjusted EBITDA
Profit from discontinued operation			1,527		(13)			(12)
Exceptional operating items			(1,510)		18			26
Exceptional items | Aggregate continuing and discontinued operations
Reconciliation of loss to Adjusted EBITDA
Profit/(loss) for the year			$ 1,229		$ (297)			$ (143)